Expense Example - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Global High Income Fund - Class A
Expense Example:
1 year	$ 503
3 years	777
5 years	1,084
10 years	1,954
Fidelity Advisor Global High Income Fund - Class C
Expense Example:
1 year	283
3 years	636
5 years	1,130
10 years	2,283
Fidelity Advisor Global High Income Fund - Class M
Expense Example:
1 year	503
3 years	789
5 years	1,111
10 years	2,021
Fidelity Advisor Global High Income Fund - Class I
Expense Example:
1 year	82
3 years	318
5 years	587
10 years	$ 1,355